S000000557 [Member] N-1A Cover	Feb. 28, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	NUVEEN MULTISTATE TRUST II /MA/
Entity Central Index Key	0001018975
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Prospectus Date	Jun. 30, 2025